Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net (loss)/gain	$ (387,160)	$ 224,418
Changes in net operating assets and liabilities:
Accounts and other receivables	117,618	(498,623)
Other payables and accruals	183,320	(92,068)
Net cash used in operating activities	(86,222)	(366,273)
Loans payable	22,708	(57,444)
Proceeds from share subscription		114,888
Net cash provided by financing activities	22,708	57,444
Effect of exchange rates on cash and cash equivalents	77,667	(78,784)
Net increase/(decrease) in cash and cash equivalents	14,153	(387,613)
Cash and cash equivalents, beginning of period	5,249	425,632
Cash and cash equivalents, end of period	$ 19,402	38,019
Supplemental cash flow disclosures:
Non-cash financing activities – Share Subscription Proceeds		779,624
Non-cash operating activities – Accruals and other payables		$ 877,134